Notes Payable (Bridge Loan) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended			0 Months Ended				0 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 05, 2012 2012 Plan [Member]	Mar. 26, 2012 2012 Plan [Member]	Jun. 30, 2013 2012 Plan [Member]	Jun. 30, 2012 2012 Plan [Member]	Dec. 31, 2012 2012 Plan [Member]	Mar. 26, 2012 Bridge Loan Conversion [Member]	Jun. 30, 2013 Bridge Loan Conversion [Member] 2012 Plan [Member]	Dec. 31, 2012 Bridge Loan Conversion [Member] 2012 Plan [Member]	Dec. 28, 2011 Original Warrants Issued for Bridge Loan [Member]	Dec. 28, 2011 Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Dec. 28, 2011 Warrants Issued to Investment Banker for Payment [Member]	Dec. 31, 2012 Warrants Issued to Investment Banker for Payment [Member]	Jul. 13, 2012 Bridge Loan Note Payable [Member]	Mar. 26, 2012 Bridge Loan Note Payable [Member]	Jul. 31, 2012 Bridge Loan Note Payable [Member]	Dec. 31, 2011 Bridge Loan Note Payable [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member]	Dec. 31, 2012 Bridge Loan Note Payable [Member]	Dec. 31, 2011 Bridge Loan Note Payable [Member]	Mar. 26, 2012 Bridge Loan Note Payable [Member] Bridge Loan Conversion [Member] 2012 Plan [Member]	Dec. 28, 2011 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Dec. 31, 2012 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Dec. 28, 2011 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Jun. 30, 2013 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Dec. 31, 2012 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]
Debt
Principal issued																				$ 900,000		$ 1,300,000				$ 1,300,000
Number of warrants issued							400,400										65,000
Debt interest rate																						18.00%				18.00%
Warrant term length								6 years							5 years	6 years												5 years				6 years
Number of shares of common stock warrants can be exercised for															357,500	247,500						357,500				357,500		357,500				247,500
Exercise price of warrants															0.65	0.35	0.65	0.53										0.65				0.35
Debt maturity date																						Feb. 28, 2012
Amount of financing proceeds triggering expiration of warrants								5,000,000														12,000,000
Payments for placement fees																	84,500
Payments of escrow fees																						3,000
Amount of debt converted												400,000								400,000							400,000
Fair value of warrants									783,715		757,469		33,944	32,807						222,426
Total cash payment to extinguish debt			137,865																900,000		900,000
Gain on extinguishment of debt	345,397		414,484	1,672,575	1,578,914	(954,017)						(222,426)							(93,661)	(222,426)	(93,661)
Loss on retirement of debt offering costs					53,150														53,160
Derivative valuation	1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200			783,715	3,101,537	757,469																		8,700	46,700	7,400		7,700	34,700	7,200
Gain (loss) on derivative valuation	709,509	2,959,155	(25,606)	4,588,480	8,829,748	11,724,400			(26,246)	1,659,855	4,365,323																		(1,300)	97,000	136,300		(500)	61,825	89,325
Risk-free interest rate																													0.85%		0.54%		0.85%		0.54%
Expected life																													3 years 6 months		4 years 0 months		3 years 6 months		4 years 0 months
Expected volatility																													92.74%		82.55%		94.74%		82.55%
Dividend yield																													0.00%		0.00%		0.00%		0.00%
Stock trading price																													$ 0.08		$ 0.08		$ 0.08		$ 0.08
Accretion of discount on convertible notes payable			793,865	265,636	941,225	340,377															53,160		51,848	98,968	106,723	7,041
Interest expense																							$ 40,389	$ 95,130	$ 100,899	$ 2,564